Intangible Assets (Schedule Of Future Amortization Expense) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Abstract]
2021		$ 358
2022		321
2023		283
2024		270
2025		231
2026 and thereafter		707
Total	$ 1,887	$ 2,170	$ 2,878